Property and equipment, net	6 Months Ended
Jun. 30, 2026
Property and equipment, net
Property and equipment, net

Note 5 — Property and equipment, net

Property and equipment, net, consisted of the following:

	As of	As of	As of
	December 31,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US$
Motor vehicle	496,185	496,185	73,129
Office equipment	1,133,534	1,068,308	157,450
Leasehold improvement	4,081,600	4,245,023	625,639
Subtotal	5,711,319	5,809,516	856,218
Less: accumulated depreciation	(1,454,437)	(2,263,896)	(333,658)
Property and equipment, net	4,256,882	3,545,620	522,560

Depreciation expenses for the six months ended June 30, 2025 and 2026 amounted to RMB156,110 and RMB875,959 (US$129,100), respectively.